MANAGERS TRUST I

MANAGERS FREMONT MICRO-CAP FUND

MANAGERS FREMONT INSTITUTIONAL MICRO-CAP FUND

Supplement dated December 7, 2009

to the Prospectus dated March 1, 2009, as supplemented March 4, 2009,

August 31, 2009, September 15, 2009 and September 28, 2009

The following information supplements and supersedes any information to the contrary relating to Managers Fremont Micro-Cap Fund and Managers Fremont Institutional Micro-Cap Fund (each a “Micro-Cap Fund,” and collectively the “Micro-Cap Funds”), each a series of Managers Trust I (the “Trust”), contained in the Micro-Cap Funds’ Prospectus dated and supplemented as noted above (the “Prospectus”).

At an in-person meeting held on December 3-4, 2009, the Trust’s Board of Trustees approved the hiring and appointment of Voyageur Asset Management Inc. (“Voyageur”) as a new subadvisor to the Micro-Cap Funds effective December 7, 2009. Therefore, effective December 7, 2009, all references to the Subadvisors to the Micro-Cap Funds shall now refer to Next Century Growth Investors LLC (“Next Century”), Lord, Abbett & Co. LLC (“Lord Abbett”), WEDGE Capital Management L.L.P. (“WEDGE Capital”), and Voyageur. Also effective December 7, 2009, Managers Investment Group LLC (“Managers”), in its capacity as investment manager to the Micro-Cap Funds, will no longer exercise day-to-day management over the purchase and sale of investments for the portion of the Fund that was previously managed by OFI Institutional Asset Management, Inc. (“OFII”) prior to the termination of OFII as a subadvisor to the Micro-Cap Funds on August 31, 2009, and Managers will terminate its consulting arrangement with AlphaOne Investment Services, LLC “(AlphaOne”) described in the Supplement to the Prospectus dated August 31, 2009. Therefore, effective December 7, 2009, the Subadvisors will be entirely responsible for day-to-day portfolio management of each Micro-Cap Fund each managing a portion of each Micro-Cap Fund’s portfolio.

On December 31, 2009, Voyageur will officially change its name to RBC Global Asset Management (U.S.) Inc.

In addition to the changes described above, the Trust’s Board of Trustees also approved a name change for each Micro-Cap Fund. Effective January 1, 2010, the Managers Fremont Micro-Cap Fund will change its name to the Managers Micro-Cap Fund and the Managers Fremont Institutional Micro-Cap Fund will change its name to the Managers Institutional Micro-Cap Fund.

With respect to the Micro-Cap Funds, Managers is responsible for managing and transferring assets formerly managed by Managers to Voyageur. Managers has employed a transition manager to assist with the transfer of assets. Until a portion of the assets formerly managed by Managers are transferred or sold, they remain invested in securities selected by Managers. Keitha L. Kinne is primarily responsible for overseeing the transition manager on behalf of Managers. Ms. Kinne is a Managing Partner and Chief Operating Officer of Managers and has held those positions since 2007, and has been the Chief Investment Officer of Managers since 2008. Previously, she served as Managing Director at Legg Mason & Co., LLC during 2006 and 2007, served as Managing Director at Citigroup Asset Management from 2004 to 2006, and also served as Senior Vice President of Prudential Investments from 1999 to 2004.

Effective December 7, 2009, the Prospectus is hereby amended as follows:

All disclosure references to Managers managing a portion of the Micro-Cap Funds and AlphaOne as a consult to Managers shall be deleted, and all references to the Subadvisors to the Micro-Cap Funds in the Prospectus shall now refer to Next Century, Lord Abbett, WEDGE Capital, and Voyageur. Additionally, under “Summary of the Funds – Managers Fremont Micro-Cap Fund” and “Summary of the Funds – Managers Institutional Micro-Cap Fund” on page twelve and page sixteen of the Prospectus, respectively, the section titled “Principal Investment Strategies” is hereby deleted and replaced with the following:

Principal Investment Strategies

The Fund’s assets are currently allocated among four Subadvisors, each of which acts independently of the other and uses its own methodology to select portfolio investments. Specifically:

•

One Subadvisor utilizes a value approach to investing whereby the Subadvisor uses both quantitative and qualitative techniques to identify companies that have favorable return potential but are selling at reasonable valuations.

•

Another Subadvisor utilizes a core approach to investing whereby the Subadvisor seeks neglected microcap companies with long-term attractive business fundamentals, near-term profitability potential and low valuations.

•	The other two Subadvisors utilize a growth approach to investing whereby they seek to identify companies that appear to have the potential for more rapid growth than the overall economy.

•	A Subadvisor will typically sell a stock if it believes that the original investment thesis for why it purchased the stock is no longer intact.

Furthermore, under “Summary of the Funds – Fund Management,” the following information is hereby added to the sub-section titled “Managers Fremont Micro-Cap Fund and Managers Fremont Institutional Micro-Cap Fund” on page thirty-seven of the Prospectus:

Voyageur, located at 100 South Fifth Street, Suite 2300, Minneapolis, Minnesota 55402, is a Subadvisor to each Fund and has managed a portion of each Fund since December 7, 2009. As of June 30, 2009, Voyageur managed approximately $40.4 billion in assets for individuals, public entities, Taft-Hartley Plans, corporations, private nonprofits, foundations, endowments, and healthcare organizations. Voyageur is a wholly-owned subsidiary of RBC Capital Markets Holdings (USA) Inc., which is an indirect wholly-owned subsidiary of Royal Bank of Canada. Lance F. James and George Prince are the portfolio managers jointly and primarily responsible for the day-to-day management of the portion of each Fund managed by Voyageur, each having co-managed a portion of each Fund since December 7, 2009. Mr. James is the lead portfolio manager of the Fund. Mr. James has been a Managing Director and Senior Portfolio Manager with Voyageur since 2006 and is the lead portfolio manager for the Small Cap Core and Microcap strategies at Voyageur. Before joining Voyageur in 2006, Mr. James was a portfolio manager and research analyst for Babson Capital Management and OFI Institutional Asset Management, affiliates of Massachusetts Mutual Life Insurance Company, from 1986-2006. During his tenure with these firms, he served as head of their small/mid cap value team. Mr. Prince is a co-portfolio manager of the Fund. Mr. Prince has been a portfolio manager and senior equity analyst at Voyageur since 2006. Prior to joining Voyageur in 2006, Mr. Prince was a senior equity analyst at Eagle Asset Management from 2004-2006. Mr. Prince was an analyst at Babson Capital Management from 2002-2004.

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MANAGERS TRUST I

MANAGERS FREMONT MICRO-CAP FUND

MANAGERS FREMONT INSTITUTIONAL MICRO-CAP FUND

Supplement dated December 7, 2009

to the Statement of Additional Information dated March 1, 2009, as supplemented March 4, 2009,

March 23, 2009, July 1, 2009, August 31, 2009, September 15, 2009 and September 28, 2009

The following information supplements and supersedes any information to the contrary relating to Managers Fremont Micro-Cap Fund and Managers Fremont Institutional Micro-Cap Fund (each a “Micro-Cap Fund,” and collectively the “Micro-Cap Funds”), each a series of Managers Trust I (the “Trust”), contained in the Micro-Cap Funds’ Statement of Additional Information dated and supplemented as noted above (the “SAI”).

At an in-person meeting held on December 3-4, 2009, the Trust’s Board of Trustees approved the hiring and appointment of Voyageur Asset Management Inc. (“Voyageur”) as a new subadvisor to the Micro-Cap Funds effective December 7, 2009. Therefore, effective December 7, 2009, all references to the Subadvisors to the Micro-Cap Funds shall now refer to Next Century Growth Investors LLC (“Next Century”), Lord, Abbett & Co. LLC (“Lord Abbett”), WEDGE Capital Management L.L.P. (“WEDGE Capital”), and Voyageur. Also effective December 7, 2009, Managers Investment Group LLC (“Managers”), in its capacity as investment manager to the Micro-Cap Funds, will no longer exercise day-to-day management over the purchase and sale of investments for the portion of the Fund that was previously managed by OFI Institutional Asset Management, Inc. (“OFII”) prior to the termination of OFII as a subadvisor to the Micro-Cap Funds on August 31, 2009, and Managers will terminate its consulting arrangement with AlphaOne Investment Services, LLC “(AlphaOne”) described in the Supplement to the Prospectus dated August 31, 2009. Therefore, effective December 7, 2009, the Subadvisors will be entirely responsible for day-to-day portfolio management of each Micro-Cap Fund each managing a portion of each Micro-Cap Fund’s portfolio.

On December 31, 2009, Voyageur will officially change its name to RBC Global Asset Management (U.S.) Inc.

In addition to the changes described above, the Trust’s Board of Trustees also approved a name change for each Micro-Cap Fund. Effective January 1, 2010, the Managers Fremont Micro-Cap Fund will change its name to the Managers Micro-Cap Fund and the Managers Fremont Institutional Micro-Cap Fund will change its name to the Managers Institutional Micro-Cap Fund.

Effective December 7, 2009, the SAI is hereby amended as follows:

All disclosure references to Managers managing a portion of the Micro-Cap Funds and AlphaOne as a consultant to Managers shall be deleted, and all references to the Subadvisors to the Micro-Cap Funds in the SAI shall now refer to Next Century, Lord Abbett, WEDGE Capital, and Voyageur. Additionally, the disclosure in the section titled “Portfolio Managers of the Funds – Managers Fremont Micro-Cap Fund and Managers Fremont Institutional Micro-Cap Fund,” on page fifty-six of the SAI is hereby supplemented with the following information with respect to Voyageur (the information regarding Next Century, Lord Abbett and WEDGE Capital is not replaced), and the information relating to Managers under “Managers Fremont Micro-Cap Fund and Managers Fremont Institutional Micro-Cap Fund” contained in the Supplement to the SAI dated August 31, 2009 is hereby deleted from the SAI.

Managers Fremont Micro-Cap Fund and Managers Fremont Institutional Micro-Cap Fund

Subadvisor: Voyageur Asset Management Inc. (“Voyageur”)

Voyageur has served as a Subadvisor to each Fund since December 7, 2009. Voyageur is a wholly-owned subsidiary of RBC Capital Markets Holdings (USA) Inc., which is an indirect wholly-owned subsidiary of Royal Bank of Canada (“RBC”). Lance F. James and George Prince are the portfolio managers jointly and primarily responsible for the day-to-day management of the portion of each Fund managed by Voyageur. Mr. James is the lead portfolio manager of the Fund.

Other Accounts Managed by the Portfolio Manager (information as of October 31, 2009)

Portfolio Manager: Lance F. James

Type of Account	Number of Accounts Managed	Total Assets Managed ($ millions)	Number of Accounts Managed For Which Advisory Fee is Performance Based	Assets Managed For Which Advisory Fee is Performance Based ($ millions)
Registered Investment Companies	3	$360.58	None	$0
Other Pooled Investment Vehicles	0	None	None	$0
Other Accounts	10	$155.63	None	$0

Portfolio Manager: George Prince

Type of Account	Number of Accounts Managed	Total Assets Managed ($ millions)	Number of Accounts Managed For Which Advisory Fee is Performance Based	Assets Managed For Which Advisory Fee is Performance Based ($ millions)
Registered Investment Companies	1	$146.86	None	$0
Other Pooled Investment Vehicles	0	None	None	$0
Other Accounts	2	$11.49	None	$0

Potential Material Conflicts of Interest

A portfolio manager’s compensation package may give rise to potential conflicts of interest. The management of multiple funds and accounts may give rise to potential conflicts of interest, for example, if the funds and accounts have different objectives, benchmarks, investment horizons and fees, or if they have overlapping objectives, benchmarks and time horizons. A portfolio manager may be required to allocate time and investment ideas across multiple funds and accounts. Each adviser has adopted policies and procedures designed to address these potential conflicts, including trade allocation policies and codes of ethics.

Portfolio Manager Compensation (information as of October 30, 2009)

The following portfolio manager compensation information is presented as of October 30, 2009.

Voyageur Asset Management Overall Compensation Philosophy

Portfolio manager compensation consists of three components: a base salary, an annual bonus, and an incentive plan. Voyageur calibrates salaries by position and gears them to be competitive in the national marketplace. Annual bonuses for all employees are determined by two factors: the firm’s financial performance and individual performance. All portfolio managers, analysts and traders for both the equity and fixed income groups are compensated in the same manner for all accounts, whether they are mutual funds, separately managed accounts or pooled products.

Voyageur’s Long-Term Incentive Plan covers key executives performing services for the Micro-Cap Funds and other subadvised funds. The value of performance units issued under the plan is tied to the operating results of RBC. This plan serves as a proxy for ownership benefits. The investment professionals do not participate in this plan. They participate in separate incentive plans covering portfolio managers, analysts, and traders that provide them with a share of the operating profits generated by their division above a predetermined hurdle. These plans also serve as a proxy for ownership benefits and have recently been affirmed by the teams as part of the basis for their long-term employment contracts.

Equity Teams

Voyageur calibrates salary by position and performance, and gears them to be competitive in the market. Investment performance bonuses are based on the performance of the team and individual and are intended to ensure that compensation motivation is aligned with client interests. These bonuses are typically based on the performance of the individual and team relative to appropriate benchmarks over one and three year periods. These benchmarks and/or peer groups are the Russell 2000 Index and Lipper Small Cap Core manager peer group for accounts managed in the small cap core value style. Finally, each team also participates in a transparent profit sharing arrangement which is intended to provide an equity-like participation in the long-term success of their business. Voyageur maintains employment contracts with key investment professionals.

Portfolio Managers’ Ownership of Fund Shares (information as of October 31, 2009)

Mr. James: None

Mr. Prince: None

In addition, Appendix B of the SAI is hereby amended by deleting the reference to Managers’ proxy voting guidelines contained in the Supplement to the SAI dated August 31, 2009 and by adding the following information under the heading “Managers Fremont Micro-Cap Fund and Managers Fremont Institutional Micro-Cap Fund”:

Voyageur Asset Management Inc. (“Voyageur”)

A copy of Voyageur’s proxy voting guidelines is attached as Appendix K.

The attachment to this Supplement titled “Voyageur Asset Management Inc. – Statement of Policy and Procedures for Proxy Voting” is hereby added as Appendix K of the SAI in replacement of Appendix K – Managers Investment Group LLC – Proxy Voting contained in the Supplement to the SAI dated August 31, 2009.

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Appendix K

Voyageur Asset Management Inc.

Statement of Policy and Procedures for Proxy Voting